Putnam Investments

100 Federal Street

Boston, MA 02110

December 4, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:  Putnam Target Date Funds (the “Trust”) (Reg. Nos. (333-117134) (811-21598)

Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

on behalf of Putnam Sustainable Retirement 2065 Fund, Putnam Sustainable Retirement 2060 Fund, Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2040 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2025 Fund and Putnam Sustainable Retirement Maturity Fund (collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 22, 2023.

Comments or questions concerning this certificate may be directed to Peter T. Fariel at 1-800-225-2465, ext. 10023

Very truly yours,

Putnam Target Date Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James Thomas, Esq.